IGR-STATSUP-1 030416

Statutory Prospectus Supplement dated March 4, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco International Growth Fund

The Fund will open to all investors effective as of the open of business on March 18, 2016. Class B shares closed to all investors on November 30, 2010 and will not re-open.

The following sentence is deleted on the front cover of the Prospectus:

“As of the open of business on October 1, 2015, the Fund limited public sales of its shares to certain investors.”

The information appearing under the heading “Other Information – Limited Fund Offering” is deleted in its entirety.

IGR-STATSUP-1 030416

AIMF-STATSUP-1 030416

Statutory Prospectus Supplement dated March 4, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Global Growth Fund	Invesco Global Opportunities Fund
Invesco Global Small & Mid Cap Growth Fund	Invesco International Core Equity Fund
Invesco International Growth Fund	Invesco Select Opportunities Fund

The Invesco International Growth Fund will open to all investors effective as of the open of business on March 18, 2016.

The following sentence is deleted on the front cover of the Prospectus:

“As of the open of business on October 1, 2015, Invesco International Growth Fund limited public sales of its shares to certain investors.”

The information appearing under the heading “Other Information – Limited Fund Offering (Invesco International Growth Fund)” is deleted in its entirety.

AIMF-STATSUP-1 030416